SCHEDULE OF EXERCISE PRICE RANGE (Details) (Parenthetical) - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum (USD per share)			$ 15.72
Exercise price, maximum (USD per share)			$ 47.99
$15.72 - $47.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum (USD per share)	$ 15.72	$ 15.72		$ 15.72
Exercise price, maximum (USD per share)	47.99	$ 47.99		47.99
$48.00 - $51.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum (USD per share)	$ 4.51			48,000.00
Exercise price, maximum (USD per share)				$ 51.60